FAIR VALUE MEASUREMENTS - Assets and Liabilities Not Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Nonrecurring - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financed Retained Interests	$ 199,129	$ 128,101	$ 25,048
Total liabilities	199,129	128,101	25,048
Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financed Retained Interests	198,444	127,327	24,667
Total liabilities	198,444	127,327	24,667
Level 1 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financed Retained Interests	0	0	0
Total liabilities	0	0	0
Level 2 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financed Retained Interests	198,444	127,327	24,667
Total liabilities	198,444	127,327	24,667
Level 3 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financed Retained Interests	0	0	0
Total liabilities	$ 0	$ 0	$ 0